Share-Based Compensation (Share-based Compensation to Senior Management and Certain Key Employees before Initial Public Offering) (Details) (USD $)	1 Months Ended			1 Months Ended		12 Months Ended
	Apr. 30, 2008 Restricted Shares [Member] Executive officers other than CEO [Member]	Feb. 29, 2008 Restricted Shares [Member] Executive officers other than CEO [Member]	Mar. 13, 2009 Restricted Shares [Member] Executive officers other than CEO [Member]	Apr. 30, 2008 Restricted Stock Units [Member] Certain key employees [Member]	Feb. 29, 2008 Restricted Stock Units [Member] Certain key employees [Member]	Dec. 31, 2012 Class B Restricted Share Units [Member]	Dec. 31, 2011 Class B Restricted Share Units [Member]	Dec. 31, 2010 Class B Restricted Share Units [Member]	Mar. 13, 2009 Class B Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	1,800,000			940,000		0
Vesting period		4 years			4 years
Exchange of shares			1,800,000
Number of shares granted									2,740,000
Shares not settled						405,000
Share-based compensation expense						$ 31,000	$ 400,000	$ 900,000
Unrecognized compensation expenses						0
Fair value of equity shares, vested in period						$ 8,400,000	$ 13,100,000	$ 11,200,000